Goodwill and Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Net Carrying Amount of Goodwill
The changes in the net carrying amount of goodwill are as follows (in millions):

	Employer Solutions	Professional Services	Total
Balance as of December 31, 2022	$3,606	73	3,679

Foreign currency translation	1	—	1

Balance as of March 31, 2023	$3,607	73	3,680

The changes in the net carrying amount of goodwill are as follows (in millions):

	Employer Solutions	Professional Services	Total
Balance as of December 31, 2021	$3,564	74	3,638

Acquisitions (1)	44	—	44
Foreign currency translation	(2)	(1)	(3)

Balance as of December 31, 2022	$3,606	73	3,679

(1)	Amounts relate to the 2022 Acquisition and measurement period adjustments related to prior year acquisitions. See Note 4 “Acquisitions” for more information.

Schedule of Intangible Assets by Asset Class
Intangible assets by asset class are as follows (in millions):

	March 31, 2023			December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer-related and contract based intangibles	$3,670	$426	$3,244	$3,670	$364	$3,306
Technology related intangibles	263	74	189	263	63	200
Trade name (finite life)	409	49	360	408	42	366

Total	$4,342	$549	$3,793	$4,341	$469	$3,872

Intangible assets by asset class are as follows (in millions):

	December 31, 2022			December 31, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer-related and contract based intangibles	$3,670	$364	$3,306	$3,662	$119	$3,543
Technology related intangibles	263	63	200	254	20	234
Trade name (finite life)	408	42	366	407	14	393

Total	$4,341	$469	$3,872	$4,323	$153	$4,170

Schedule of Intangible Asset Net Carrying Amount and Weighted Average Remaining Useful Lives
The following table reflects intangible assets net carrying amount and weighted-average remaining useful lives as of March 31, 2023 (in millions, except for years):

	Net Carrying Amount	Weighted-Average Remaining Useful Lives
Intangible assets at March 31, 2023:
Customer-related and contract-based intangibles	$3,244	13.2
Technology-related intangibles	189	4.2
Trade name (finite life)	360	13.1

Total	$3,793

The following table reflects intangible asset net carrying amount and weighted average remaining useful lives as of December 31, 2022 (in millions, except for years):

	Net Carrying Amount	Weighted-Average Remaining Useful Lives
Intangible assets at December 31, 2022:
Customer-related and contract-based intangibles	$3,306	13.5
Technology-related intangibles	200	4.5
Trade name (finite life)	366	13.3

Total	$3,872

Schedule of Intangible Assets Expected Annual Amortization Expense
Subsequent to March 31, 2023, the annual amortization expense is expected to be as follows (in millions):

	Customer-Related and Contract Based Intangibles	Technology Related Intangibles	Trade Name Intangibles
2023 (April - December)	$184	$34	$22
2024	246	45	29
2025	246	45	28
2026	246	44	27
2027	246	21	27
Thereafter	2,076	—	227

Total amortization expense	$3,244	$189	$360

Subsequent to December 31, 2022, the annual amortization expense is expected to be as follows (in millions):

	Customer-Related and Contract Based Intangibles	Technology Related Intangibles	Trade Name Intangibles
2023	$246	$45	$29
2024	246	45	29
2025	246	45	28
2026	246	44	27
2027	246	21	27
Thereafter	2,076	—	226

Total amortization expense	$3,306	$200	$366